Note 27 - Concentration of Credit Risk (Details Textual) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss, Ending Balance	€ 1.5	€ 1.4